REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Company	€ 1,292	€ 3,908	€ (2,417)
Basic	45,495,139	45,482,726	45,273,438
Diluted	45,887,660	46,068,846	45,273,438
Basic earnings per share (euros)	€ 0.03	€ 0.09	€ (0.05)
Diluted earnings per share (euros)	€ 0.03	€ 0.08	€ (0.05)